Long-Term Debt (Long-Term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Long-Term Debt Disclosure [Abstract]
2013		$ 0
2014		192
2015		0
2016		162
2017		0
Thereafter		1,800
Total	2,154 [1]
Unamortized premium		$ 3

[1]	Excludes unamortized premiums of $3 million as of December 31, 2012.